Income Taxes Rollforward of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 0	$ 0	$ 11.3
Additions for tax positions related to current year	0	0	0
Additions for tax positions with respect to prior years	0	0	0
Reductions for tax positions with respect to prior years	0	0	(11.3)
Reductions for tax positions [Abstract]
Settlements	0	0	0
Lapse of statute of limitations	0	0	0
Unrecognized Tax Benefits	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0